Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2019	2020
	$	$
At cost:
Machinery and equipment	12,284	12,135
Furniture and fixtures	464	90
Leasehold improvements	1,044	1,120
Motor vehicles	153	162
Total	13,945	13,507
Less: Accumulated depreciation and impairment	(13,059)	(12,629)
Property, plant and equipment, net	886	878

Depreciation expense incurred for the years ended March 31, 2018, 2019 and 2020 were $319, $261 and $145, respectively.

Impairment of property, plant and equipment amounting to $113, $233 and $nil incurred during the years ended March 31, 2018, 2019 and 2020, respectively.